Activities of Orange Bank - Assets available for sale - At fair value (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Change in fair value recognized in other comprehensive income during the period	€ 3	€ (5)
Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	745
First integration of Orange Bank	15	1,018
Acquisitions	325
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Other movements	8
Financial assets at end of period	€ 795	€ 745